SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 1,518,963	$ 175,041
Marketable securities		13,944
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,518,963	175,041
Total cash and cash equivalents	1,518,963	175,041
Marketable securities		13,944
Total Investment		13,944
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,518,963	175,041
Total cash and cash equivalents	1,518,963	175,041
Marketable securities		13,944
Total Investment		13,944
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment